Acquisition of EMX Royalty Corporation - Narrative (Details) $ in Thousands			12 Months Ended
	Nov. 13, 2025 shares	Jan. 01, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 12, 2025 Share
Disclosure of contingent liabilities in business combination [line items]
Revenue			$ 43,643	$ 16,323
Net income (loss)			1,772	$ (364)
EMX Royalty Corporation
Disclosure of contingent liabilities in business combination [line items]
Number of shares issued per acquiree shares (in shares) | shares	0.2822
Number of instruments or interests issued or issuable (in shares)	31,500,450				31,500,450
Percentage of equity interests acquired	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Transaction costs			3,000
Revenue			7,600
Net income (loss)			$ 2,700
EMX Royalty Corporation | Pro Forma
Disclosure of contingent liabilities in business combination [line items]
Revenue		$ 36,200
Net income (loss)		$ 800